Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 191,812	$ (208,614)
Recognized in Net Income	(114,927)	(297,629)
Business Combination		(100,852)
Foreign Currency Translation Adjustment	12,766	1,945
Ending balance	89,651	191,812
Non-capital loss carry-forwards	3,300,000	3,200,000
Non-capital loss carry-forwards that will expire	1,800,000	2,600,000
Non-capital loss carry-forwards with no expiration date	1,500,000	575,700
Deferred income tax asset	178,212	213,145
Deferred income tax liability	88,561	21,333
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(706,101)	(807,514)
Recognized in Net Income	(100,286)	(200,623)
Business Combination		111,131
Foreign Currency Translation Adjustment	(41,934)	11,921
Ending balance	(848,321)	(706,101)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,738)	(2,506)
Recognized in Net Income	(3,096)	(4,506)
Business Combination		4,738
Ending balance	(5,834)	(2,738)
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(13,046)	(20,951)
Recognized in Net Income	(1,434)	(8,225)
Foreign Currency Translation Adjustment	(119)	(320)
Ending balance	(14,599)	(13,046)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	150,856	145,275
Recognized in Net Income	1,138	873
Business Combination		(6,575)
Foreign Currency Translation Adjustment	1,811	(121)
Ending balance	153,805	150,856
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	647,561	416,131
Recognized in Net Income	(44,671)	(79,343)
Business Combination		(156,385)
Foreign Currency Translation Adjustment	45,452	(4,298)
Ending balance	648,342	647,561
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	115,280	60,951
Recognized in Net Income	33,422	(5,805)
Business Combination		(53,761)
Foreign Currency Translation Adjustment	7,556	(5,237)
Ending balance	$ 156,258	$ 115,280